Segments - Summary of Depreciation Expense Recognized by Operating Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Depreciation	$ 1,052	$ 200	$ 2,362	$ 500	$ 4,108	$ 1,500
Wholesale
Segment Reporting Information [Line Items]
Depreciation	7	0	20	0	130	0
Direct to Consumer
Segment Reporting Information [Line Items]
Depreciation	286	200	876	500	1,121	1,500
Business to Business
Segment Reporting Information [Line Items]
Depreciation	245	0	0	0	1,328	0
Corporate and Other
Segment Reporting Information [Line Items]
Depreciation	$ 514	$ 0	$ 1,466	$ 0	$ 1,529	$ 0